Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	5,991,041	5,340,000
Common stock, shares outstanding	5,991,041	5,340,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred Stock A
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		1,400,000	1,400,000
Preferred stock, shares issued	0	1,302,082	1,302,082
Preferred stock, shares outstanding	0	1,302,082	1,302,082
Common Stock A
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		5,340,000	4,990,000
Common stock, shares outstanding		5,340,000	4,990,000
Common Stock B
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0